Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Earnings/(Deficit) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2018		$ 1,552,951	$ 39	$ 958,883	$ 0	$ 24,719	$ (394,801)	$ 964,111
Share-based compensation expense		18,251	0	1,045	0	0	0	17,206
Settlement/adjustment of share-based awards in subsidiary		698	0	2,555	0	0	0	(1,857)
Distribution of Changyou dividend to noncontrolling interest shareholders		(166,507)	0	0	0	0	0	(166,507)
Net income/(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders		(43,391)	0	0	0	0	(149,336)	105,945
Repurchase of Sogou Class A Ordinary Shares from noncontrolling shareholders		(42,016)	0	(14,282)	0	0	0	(27,734)
Accumulated other comprehensive income (loss)		(13,069)	0	0	0	(368)	0	(12,701)
Ending balance at Dec. 31, 2019		1,306,917	39	948,201	0	24,351	(544,137)	878,463
Share-based compensation expense		18,115	0	1,935	0	0	0	16,180
Settlement/adjustment of share-based awards in subsidiary		1,862	0	2,476	0	0	0	(614)
Modification of share-based awards in Changyou		(10,506)	0	0	0	0	0	(10,506)
Net income/(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders		(128,320)	0	0	0	0	(86,112)	(42,208)
Repurchase of Sogou Class A Ordinary Shares from noncontrolling shareholders		(8,301)	0	(2,847)	0	0	0	(5,454)
Acquisition of a partially-held subsidiary		642	0	31	0	0	0	611
Impact of adoption of new accounting standard	[1]	(6,656)	0	0	0	0	(4,343)	(2,313)
Acquisition of noncontrolling interests in Changyou Merger		(191,803)	0	2,937	0	(38,059)	0	(156,681)
Accumulated other comprehensive income (loss)		50,031	0	0	0	42,897	0	7,134
Ending balance at Dec. 31, 2020		1,031,981	39	952,733	0	29,189	(634,592)	684,612
Share-based compensation expense		4,427	0	805	0	0	0	3,622
Settlement/adjustment of share-based awards in subsidiary		0	0	7,579	0	0	0	(7,579)
Net income/(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders		934,173	0	0	0	0	927,725	6,448
Repurchase of Sohu Ordinary Shares, represented by ADSs		(18,776)	0	0	(18,776)	0	0	0
Disposal of noncontrolling interests in Tencent/Sohu Sogou Share Purchase		(687,303)	0	0	0	0	0	(687,303)
Write-down of transaction costs related to business acquisitions		4,211	0	4,211	0	0	0	0
Accumulated other comprehensive income (loss)		23,474	0	0	0	21,956	0	1,518
Ending balance at Dec. 31, 2021		$ 1,292,187	$ 39	$ 965,328	$ (18,776)	$ 51,145	$ 293,133	$ 1,318

[1]	For details see Note 2 - Summary of Significant Accounting Policies - Accounts Receivable, Net - Allowance of credit losses.